Intangible Assets, Net - Schedule of Intangible Assets (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Wells unassigned to a reserve:
Balance at the beginning of the year		$ 20,350,819
Transfers against fixed assets		9,696,153	$ 14,306,298	$ 10,630,314
Balance at the end of the year	$ 843,104	17,088,277	20,350,819
Wells unassigned to a reserve:
Wells unassigned to a reserve:
Balance at the beginning of the year		18,940,360	28,388,655
Additions to construction in progress		32,273,388	34,387,333
Transfers against expenses		(25,944,025)	(29,529,330)
Transfers against fixed assets		(9,696,153)	(14,306,298)
Balance at the end of the year		$ 15,573,570	$ 18,940,360	$ 28,388,655